Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Loss before taxes on income and before Equity in earnings of investee	$ (19,567)	$ (27,232)	$ (26,137)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (4,500)	$ (6,263)	$ (6,011)
Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	4	(3)	1
Operating losses and other temporary differences for which valuation allowance was provided	5,915	5,505	3,773
Permanent differences	(1,352)	852	2,338
Tax prepayment and other	45	360	306
Income tax expenses	$ 112	$ 451	$ 407